UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eastover Capital Management
Address:   4725 Piedmont Row Dr
	   Suite 450
           Charlotte, NC 28210

13F File Number: NA

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla Roach
Title:  Chief Compliance Officer
Phone:  704-336-6818
Signature, Place, and Date of Signing:

   Carla Roach,  Charlotte, NC 08/24/2009 Chief Compliance Officer

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579y101      461     7672 SH       SOLE                     7672
AFLAC, Inc.                    Com              001055102     1802    57973 SH       SOLE                    57973
AT&T Inc New                   Com              0206r1028     1842    74164 SH       SOLE                    74164
Abbott Laboratories            Com              002824100      709    15070 SH       SOLE                    15070
Air Products & Chemicals       Com              009158106     1702    26350 SH       SOLE                    26350
Allergan Inc                   Com              018490102      371     7800 SH       SOLE                     7800
Altria Group Inc               Com              02209s103      226    13760 SH       SOLE                    13760
Ashland Inc                    Com              044209104      224     8000 SH       SOLE                     8000
BB&T Corporation               Com              054937107      554    25227 SH       SOLE                    25227
Bank of America Corp           Com              060505104     1782   134980 SH       SOLE                   134980
Bank of NY Mellon Corp         Com              064058100     1143    39011 SH       SOLE                    39011
Chevron Corp                   Com              166764100     2644    39904 SH       SOLE                    39904
Chubb Corp                     Com              171232101     1471    36887 SH       SOLE                    36887
Cisco Systems                  Com              17275R102     2003   107375 SH       SOLE                   107375
Clorox Co                      Com                             216     3870 SH       SOLE                     3870
Coca Cola Company              Com              191216100      355     7390 SH       SOLE                     7390
Corning Inc                    Com              219350105     1536    95667 SH       SOLE                    95667
Donaldson Co Inc               Com              257651109      277     8000 SH       SOLE                     8000
Eastover Trust Co              Com              999999998       50    10000 SH       SOLE                    10000
Ecolab Inc                     Com              278865100      318     8165 SH       SOLE                     8165
Electronic Arts                Com              285512109     1416    65199 SH       SOLE                    65199
Emerson Electric Co            Com              291011104      258     7960 SH       SOLE                     7960
Exxon Mobil Corp               Com              30231G102     3506    50151 SH       SOLE                    50151
Flowserve CP                   Com              34354P105     1750    25066 SH       SOLE                    25066
General Electric               Com              369604103     1358   115877 SH       SOLE                   115877
Genzyme Corp                   Com              372917104     1509    27111 SH       SOLE                    27111
Gilead Sciences Inc            Com              375558103     1555    33204 SH       SOLE                    33204
Hewlett-Packard Co             Com              428236103     1650    42700 SH       SOLE                    42700
Home Depot Inc.                Com              437076102     1507    63792 SH       SOLE                    63792
Honeywell Inc.                 Com              438516106     2138    68095 SH       SOLE                    68095
Int'l Bus. Machines            Com              459200101      517     4950 SH       SOLE                     4950
Intel Corp                     Com              458140100     2673   161535 SH       SOLE                   161535
JPMorgan Chase & Co            Com              46625H100      453    13273 SH       SOLE                    13273
Johnson & Johnson              Com              478160104     3176    55917 SH       SOLE                    55917
Kohl's                         Com              500255104     1600    37428 SH       SOLE                    37428
L-3 Communications Holdings Cl Com              502424104      973    14021 SH       SOLE                    14021
Marathon Oil Corp              Com              565849106      244     8108 SH       SOLE                     8108
Microsoft Corp                 Com              594918104     2432   102301 SH       SOLE                   102301
PNC Financial                  Com              693475105      974    25094 SH       SOLE                    25094
Peabody Energy Corp            Com              704549104      644    21358 SH       SOLE                    21358
Pepsico Inc                    Com              713448108     2063    37535 SH       SOLE                    37535
Philip Morris Intl Inc         Com              718172109     1545    35423 SH       SOLE                    35423
Procter & Gamble               Com              742718109     2085    40797 SH       SOLE                    40797
Royal Bank of Canada           Com              780087102      799    19570 SH       SOLE                    19570
Schlumberger ltd               Com              806857108     2099    38786 SH       SOLE                    38786
Sherwin-Williams               Com              824348106      269     5000 SH       SOLE                     5000
Southern First Bancshares      Com                             108    15500 SH       SOLE                    15500
Sysco Corp                     Com              871829107     1047    46560 SH       SOLE                    46560
Target Corp                    Com              87612E106     1376    34866 SH       SOLE                    34866
Thermo Fisher Scientific Inc   Com              883556102     1699    41680 SH       SOLE                    41680
Tortoise Energy Infrastructure Com                             206     8080 SH       SOLE                     8080
Travelers Inc                  Com              89417e109      233     5670 SH       SOLE                     5670
Unifi Inc                      Com              904677101       23    16082 SH       SOLE                    16082
Verizon Communications         Com              92343v104     1546    50307 SH       SOLE                    50307
WGL Holdings                   Com                             210     6550 SH       SOLE                     6550
Yadkin Valley Bk & Trust, Elki Com              984314104      217    31444 SH       SOLE                    31444
Zimmer Holdings Inc            Com              98956p102     1198    28131 SH       SOLE                    28131
Vanguard Emerging Markets VPRS                                 462    14512 SH       SOLE                    14512
Vanguard FTSE All World Ex US                                 1301    36221 SH       SOLE                    36221
Vanguard Small Cap                                            1474    32220 SH       SOLE                    32220
iShares MSCI E.M.I.F.                           464287234     1463    45404 SH       SOLE                    45404
iShares Russell 2000 Growth In                  464287648     1316    23222 SH       SOLE                    23222
iShares Russell 2000 Small Cap                  464287655      279     5455 SH       SOLE                     5455
iShares Russell 2000 Value Ind                  464287630     1574    33820 SH       SOLE                    33820
iShares Russell Mid-Cap Growth                  464287481     2628    72096 SH       SOLE                    72096
iShares Russell Mid-Cap Value                   464287473     1725    59519 SH       SOLE                    59519
iShares S&P TR 500 Index Fund                   464287200      226     2443 SH       SOLE                     2443
iShares TR MSCI EAFE Index Fun                  464287465     1426    31125 SH       SOLE                    31125
Dodge & Cox International Fund                                4179 164414.222SH      SOLE               164414.222
Merrill Lynch Private Equity F                  554998948      655 1245.000 SH       SOLE                 1245.000